CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net (loss) income	$ (6,755,603)	$ 1,406,519	$ 6,828,308
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(6,856,682)	7,906,529	0
Change in fair value of convertible bonds	0	0	156,199
Depreciation of property and Equipment	5,883,313	6,452,324	4,816,403
Amortization of land use rights	67,131	79,353	41,600
Gain on disposals of property, plant and equipment	(90,700)	(14,002)	(113,953)
Gain on disposals of a subsidiary	(435,488)	(1,178,093)	0
Deferred income taxes	(23,939)	848,541	822,200
Allowance for doubtful accounts	7,509,470	1,199,110	177,179
Allowance for Obsolete Stock	423,588	0	0
Impairment losses recognized on plant & equipment	2,599,980	0	0
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	(7,101,570)	(46,117,191)	(16,343,386)
Inventories	2,671,325	4,290,812	(191,049)
Trade and other payables	(20,539,601)	9,384,469	8,428,337
Advances from customers	4,169,072	454,930	(665,038)
Income tax payables	(675,952)	147,329	(91,200)
Net cash provided by (used in) operating activities	(19,195,656)	(15,139,370)	3,865,600
Cash flows from investing activities:
Acquisitions of - Land use rights	0	(5,695)	(478,184)
Acquisitions of - Property, plant and equipment and construction in progress	(929,108)	(4,154,726)	(23,957,404)
Disposals of property and equipment	(1,516,850)	8,829,460	359,012
Proceeds from disposal of a subsidiary	1,535,243	10,518,189	0
Net cash provided by (used in) investing activities	(910,715)	15,187,228	(24,076,576)
Cash flows from financing activities:
Cash received from capital contribution	0	5,210,000	0
Proceeds from bank borrowings	115,610,739	52,751,379	129,232,006
Repayment of bank borrowings	(121,283,331)	(60,142,218)	(108,797,261)
Due to a shareholder	0	(2,844,070)	2,857,432
Change in restricted cash	24,351,052	(3,680,317)	2,011,673
Net cash provided by (used in) financing activities	18,678,460	(8,705,226)	25,303,850
Effect of exchange rate changes on cash	1,273,448	(170,970)	6,941
(Decrease) increase in cash and cash equivalents	(154,463)	(8,828,338)	5,099,815
Cash and cash equivalents at beginning of year	217,612	9,045,950	3,946,135
Cash and cash equivalents at end of year	63,149	217,612	9,045,950
Supplemental disclosures of cash flow information
Interest paid	3,710,945	5,433,346	2,240,872
Tax paid	1,207,434	2,693,055	5,109,044
Major non cash transactions:
Warrant exercise	$ 90	$ 182	$ 0